Note 3 – Stockholders’ Deficit, Stock Options and Warrants (Details) - Summary of Transactions for Stock Options and Warrants - $ / shares	1 Months Ended				2 Months Ended	9 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2014	Oct. 31, 2013	Jan. 31, 2013	Sep. 30, 2013	Sep. 30, 2015	Dec. 31, 2014	Dec. 31, 2013
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Transactions for Stock Options and Warrants [Line Items]
Number of Shares Exercised	(3,725)	(4,444)			(139,265)
Average Exercise Price Exercised			$ 9.38
Number of Shares Outstanding						8,080,877
Warrant [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Transactions for Stock Options and Warrants [Line Items]
Number of Shares Outstanding				468,431		500,722	461,920	468,431
Average Exercise Price Outstanding				$ 9.75		$ 7.95	$ 10.50	$ 9.75
Number of Shares Outstanding						500,722	461,920
Average Exercise Price Outstanding						$ 7.95	$ 10.50
Number of Shares Issued							161,375	343,196
Average Exercise Price Issued				$ 9.00			$ 3.81	$ 9.00
Number of Shares Issued						7,581,722	161,375
Average Exercise Price Issued						$ 4.95	$ 3.81
Number of Shares Expired							(81,851)	(111,025)
Average Exercise Price Expired							$ 13.54	$ 13.50
Number of Shares Expired						(1,567)	(81,851)
Average Exercise Price Expired						$ 14.04	$ 13.54
Number of Shares Exercised							(40,722)	(238,682)
Average Exercise Price Exercised							$ 8.38	$ 8.25
Number of Shares Exercised							(40,722)
Average Exercise Price Exercised							$ 8.38
Number of Shares Outstanding						8,080,877	500,722	461,920
Average Exercise Price Outstanding							$ 7.95	$ 10.50
Number of Shares Outstanding						8,080,877	500,722	461,920
Average Exercise Price Outstanding						$ 5.14	$ 7.95	$ 10.50
Employee Stock Option [Member]
Note 3 - Stockholders' Deficit, Stock Options and Warrants (Details) - Summary of Transactions for Stock Options and Warrants [Line Items]
Number of Shares Outstanding						448,601	385,733
Average Exercise Price Outstanding						$ 7.51	$ 6.75
Number of Shares Issued						73,158	75,683
Average Exercise Price Issued						$ 3.14	$ 8.12
Number of Shares Expired						(13,804)	(7,879)
Average Exercise Price Expired						$ 13.71	$ 23.58
Number of Shares Exercised							(4,936)
Average Exercise Price Exercised							$ 1.76
Number of Shares Outstanding						507,955	448,601	385,733
Average Exercise Price Outstanding						$ 6.82	$ 7.51	$ 6.75